New Accounting Pronouncements	12 Months Ended
Dec. 31, 2013
New Accounting Pronouncements [Abstract]
New Accounting Pronouncements

NOTE 2 - NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-11, Disclosures about Offsetting Assets and Liabilities, amending Account Standards Codification (ASC) Topic 210 requiring an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. In January 2013, the FASB issued ASU 2013-01 to amend and clarify that the scope of ASU 2011-11 applies to derivatives accounted for in accordance with ASC Topic 815, derivatives and hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset in accordance with ASC 210-20-45 or ASC 815-10-45 or subject to an enforceable master netting arrangement.  The amendments were effective for annual and interim periods beginning on or after January 1, 2013, and the adoption did not have any impact on the Corporation’s 2013 consolidated financial statements.

In July 2013, the FASB issued ASU 2013-11 Topic 740, Income Taxes, Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists.  The FASB issued ASU 2013-11 to eliminate the diversity in the presentation of unrecognized tax benefits in those instances.  The amendments in this update are effective for annual and interim reporting periods beginning after December 15, 2013.  The Corporation will consider the provisions of ASU 2013-11 when they become effective in 2014, although the adoption is not expected to have a significant impact on the Corporation’s consolidated financial statements considering the level of tax credit carryforwards available at December 31, 2013.

In January 2014, the FASB issued ASU 2014-04, Receivables-Troubled Debt Restructurings by Creditors to clarify when an in substance repossession or foreclosure occurs.  That is, when a creditor should be considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan such that the receivable should be derecognized and the real estate property recognized.  The amendments in ASU 2014-04 apply to all creditors who obtain physical possession of residential real estate property collateralizing a consumer mortgage loan in satisfaction of a receivable and are effective for annual and interim periods beginning after December 15, 2014.  The Corporation has not yet determined the financial statement impact of the requirements of ASU 2014-04.